Filed Pursuant to Rule 497(c)
1933 Act File No. 333-117063
1940 Act File No. 811-21597

PRIMECAP ODYSSEY FUNDS

On behalf of PRIMECAP Odyssey Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 18, 2012, to the Prospectus for the PRIMECAP Odyssey Funds, which was filed pursuant to Rule 497(c) on June 18, 2012.  The purpose of this filing is to submit the 497(e) filing dated June 18, 2012 and effective July 1, 2012 in XBRL for the PRIMECAP Odyssey Stock, PRIMECAP Odyssey Growth, and PRIMECAP Odyssey Aggressive Growth Funds.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE